Inventories	12 Months Ended
Sep. 30, 2023
Classes of current inventories [abstract]
Inventories

14. Inventories

(in USD)	September 30, 2023	September 30, 2022
Raw materials	432,744	57,404
Work in progress	58,633	—
Goods in transit	—	2,185
Finished goods	74,849	52,145
	566,226	111,734

Raw materials includes a provision for obselete inventory of $5,706. The gross carrying value of inventory is $571,932.